Share-based payments - Disclosure of information concerning outstanding stock options (Details)	12 Months Ended
	Sep. 30, 2020 shares $ / shares	Sep. 30, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of year (in shares) | shares	9,891,592	12,830,826
Granted (in shares) | shares	913,560	52,735
Exercised (in shares) | shares	(1,438,877)	(1,942,580)
Forfeited (in shares) | shares	(431,223)	(1,045,783)
Expired (in shares) | shares	(955)	(3,606)
Outstanding, end of year (in shares) | shares	8,934,097	9,891,592
Exercisable, end of year (in shares) | shares	5,748,402	5,460,470
Outstanding, beginning of year (in CAD per share) | $ / shares	$ 54.64	$ 52.01
Granted (in CAD per share) | $ / shares	110.65	82.59
Excercised (in CAD per share) | $ / shares	39.72	32.81
Forfeited (in CAD per share) | $ / shares	84.50	64.11
Expired (in CAD per share) | $ / shares	74.55	34.79
Outstanding, end of year (in CAD per share) | $ / shares	61.33	54.64
Excercisable (in CAD per share) | $ / shares	$ 49.02	$ 41.32